Insurance (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Value of distribution agreements and customer relationships acquired [Abstract]
Estimated future amortization expense allocated to other expenses for VODA and VOCRA in 2012	$ (627)
Estimated future amortization expense allocated to other expenses for VODA and VOCRA in 2013	(563)
Estimated future amortization expense allocated to other expenses for VODA and VOCRA in 2014	(477)
Estimated future amortization expense allocated to other expenses for VODA and VOCRA in 2015	(388)
Estimated future amortization expense allocated to other expenses for VODA and VOCRA in 2016	(298)
Value Of Distribution Agreements And Customer Relationships Acquired [Member]
Value of distribution agreements and customer relationships acquired [Abstract]
Estimated future amortization expense allocated to other expenses for VODA and VOCRA in 2012	82
Estimated future amortization expense allocated to other expenses for VODA and VOCRA in 2013	89
Estimated future amortization expense allocated to other expenses for VODA and VOCRA in 2014	94
Estimated future amortization expense allocated to other expenses for VODA and VOCRA in 2015	92
Estimated future amortization expense allocated to other expenses for VODA and VOCRA in 2016	$ 84